Derivative Liabilities (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques		9 Months Ended
	May 09, 2016	Sep. 30, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividends:	0.00%	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility:	679.00%	264.00%
Expected term (years):	1 year	124 days
Risk free interest rate:	0.51%	0.29%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility:	783.00%	660.00%
Expected term (years):	2 years	1 year 262 days
Risk free interest rate:	0.87%	0.73%